   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  June 17, 2017 to July 17, 2017

   Commission File Number of issuing entity:  333-167764-01

   Central Index Key Number of issuing entity:  0001528503

   Morgan Stanley Capital I Trust 2011-C3

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-167764

   Central Index Key Number of depositor:  0001547361

   Morgan Stanley Capital I Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541557

   Morgan Stanley Mortgage Capital Holdings LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001102113

   Bank of America, National Association

   (Exact name of sponsor as specified in its charter)

   Jane Lam (212) 761-4000

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3851381

38-3851382

38-3851383

38-7003238

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2017, a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2011-C3.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC or Morgan Stanley Mortgage Capital Holdings LLC (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2011-C3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from June 17, 2017 to July 17, 2017.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on May 12, 2017. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on May 12, 2017. The CIK number for Bank of America, National Association is 0001102113.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Park City Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Capital I Trust 2011-C3. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $5,559,998.00, a year-to-date figure for the period of January 1, 2017 through March 31, 2017.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)          Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2011-C3, relating to the July 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/   George Kok

George Kok, President

Date:  July 24, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2011-C3, relating to the July 17, 2017 distribution.